Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit for the year	$ 32,682,000	$ 602,935,000	$ (262,804,000)
Proceeds from sales of goods and services	782,421,000	809,668,000	945,631,000
Dividends received from associates	147,286,000	79,140,000	148,411,000
Recovery of taxes	48,417,000	32,793,000	28,191,000
Interest received	5,123,000	2,915,000	207,000
Dividends received from other investments	150,000	0	3,350,000
Royalty received	0	5,183,000	17,074,000
Proceeds from insurance claim	0	0	2,358,000
Payments to suppliers and third parties, and other net	(484,868,000)	(580,468,000)	(608,689,000)
Payments to and for employees	(136,612,000)	(123,903,000)	(125,773,000)
Income tax and royalties paid to Peruvian State	(30,049,000)	(82,637,000)	(34,157,000)
Interest paid	(39,590,000)	(41,132,000)	(14,504,000)
Short-term and low value lease payments	(42,264,000)	(41,352,000)	(35,985,000)
Payments of royalties to third parties	(12,832,000)	(11,053,000)	(6,970,000)
Payments for tax litigation	(10,115,000)	(7,488,000)	(552,639,000)
Net increase (decrease) in operating liabilities:
Net cash flows from (used in) operating activities	227,067,000	41,666,000	(233,495,000)
Cash flows of investing activities
Proceeds from sale of investments in subsidiaries	27,003,000	0	3,640,000
Proceeds from sale of property, plant and equipment	9,689,000	13,116,000	739,000
Proceeds from sale of investments	245,000	1,577,000	0
Collection for sale of participation in Yanacocha	0	300,000,000	0
Collection for purchase of La Zanja shares	0	45,000,000	0
Payments for acquisition of property, plant and equipment	(238,669,000)	(151,973,000)	(90,309,000)
Payments for acquisition of other assets	(3,804,000)	(290,000)	(357,000)
Acquisition of investment in associate	0	(1,677,000)	0
Net cash flows from (used in) investing activities	(205,536,000)	205,753,000	(86,287,000)
Cash flows of financing activities
Proceeds from bank loans	49,000,000	0	50,000,000
Decrease (increase) of restricted time deposits	0	29,117,000	(29,242,000)
Senior notes bonds issued, net of issuance costs	0	0	539,300,000
Payments of financial obligations	(31,034,000)	(323,057,000)	(21,585,000)
Payments of bank loans	(49,000,000)	(50,000,000)	(65,793,000)
Dividends paid to controlling interest	(18,542,000)	(18,542,000)	0
Lease payments	(4,475,000)	(4,638,000)	(5,205,000)
Dividends paid to non-controlling interest	(1,642,000)	(2,647,000)	(6,160,000)
Decrease (increase) of bank accounts in trust	34,000	(733,000)	17,000
Net cash flows from (used in) financing activities	(55,659,000)	(370,500,000)	461,332,000
Increase (decrease) in cash and cash equivalents for the year, net	(34,128,000)	(123,081,000)	141,550,000
Cash and cash equivalents at beginning of year	253,918,000	376,999,000	235,449,000
Cash and cash equivalents at year-end	219,790,000	253,918,000	376,999,000
Financing and investing activities not affecting cash flows:
Leases additions	1,150,000	11,712,000	2,972,000
Due from for sales of properties and concessions	2,744,000	2,119,000	7,481,000
Changes in estimates of mine closure plans	11,879,000	(21,869,000)	(3,272,000)
Unrealized income (loss) in investments	3,000	(101,000)	(335,000)
Transactions with no effects in cash flows:
Increase of right-of-use assets	1,900,000	11,700,000
Sociedad Minera Cerro Verde S.A.A
Operating activities
Profit for the year	778,964,000	925,353,000	1,191,474,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense	553,415,000	528,214,000	750,082,000
Depreciation and amortization	543,658,000	504,750,000	484,218,000
Work in progress stockpiles write-off	1,527,000	7,668,000
Accretion on the provision for remediation and mine closure	9,917,000	4,566,000	3,715,000
Loss on materials obsolescence, net	12,496,000	4,053,000	3,622,000
Loss on asset values impairment	3,546,000	0
Gain on sale of property, plant and equipment	138,000	(279,000)	(255,000)
Provision of mining royalties dispute	0	0	15,311,000
Gain on uncertain income tax positions	(1,617,000)	(19,667,000)	(14,379,000)
Profit sharing adjustments	0	(1,585,000)	(1,002,000)
Canceled capital projects	2,164,000	18,000	195,000
Share-based payments cost	2,776,000	2,502,000	2,894,000
Net (increase) decrease in operating assets:
Trade and other receivables	113,420,000	(95,416,000)	(4,477,000)
Other accounts receivable	1,178,000	(4,057,000)	3,018,000
Inventories and stockpiles and ore on leach pads	(22,305,000)	(58,111,000)	(26,792,000)
Other non-financial assets	52,204,000	(22,430,000)	(27,660,000)
Net increase (decrease) in operating liabilities:
Trade and other payables	(31,375,000)	60,574,000	34,735,000
Other accounts payable	(16,713,000)	(7,140,000)	(28,200,000)
Benefits to employees	(26,396,000)	(16,695,000)	60,581,000
Other provisions	2,129,000	(3,310,000)	(2,883,000)
Mining royalties dispute payments	0	0	(420,963,000)
Interest paid (not included in the financing activities)	(1,774,000)	(3,934,000)	(9,674,000)
Interest on lease payments	(3,685,000)	(3,912,000)	(4,371,000)
Income tax paid	(606,409,000)	(934,101,000)	(315,861,000)
Net cash flows from (used in) operating activities	1,367,258,000	867,061,000	1,693,328,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	2,277,000	384,000	423,000
Payments for acquisition of property, plant and equipment	(312,206,000)	(206,354,000)	(155,912,000)
Purchases of intangibles assets	0	0	(6,951,000)
Stripping activity asset	(344,054,000)	(304,198,000)	(214,192,000)
Net cash flows from (used in) investing activities	(653,983,000)	(510,168,000)	(376,632,000)
Cash flows of financing activities
Proceeds from bank loans	0	325,000,000
Payments of bank loans	0	(325,000,000)	(200,000,000)
Lease payments	(7,423,000)	(12,327,000)	(12,746,000)
Payments of revolving credit facility	0	(325,000,000)
Dividends	(750,000,000)	(400,000,000)	(700,000,000)
Other financial payments	0	(3,482,000)
Net cash flows from (used in) financing activities	(757,423,000)	(740,809,000)	(912,746,000)
Increase (decrease) in cash and cash equivalents for the year, net	(44,148,000)	(383,916,000)	403,950,000
Cash and cash equivalents at beginning of year	553,764,000	937,680,000	533,730,000
Cash and cash equivalents at year-end	509,616,000	553,764,000	937,680,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ (40,425,000)	$ 17,812,000	$ 18,271,000